Revenue and Sales-Type Leases - Mortgage Platform Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Net gain (loss) on sale of loans					$ 37,667	$ (68,231)
Integrated partnership revenue (loss)					13,308	(8,680)
Changes in fair value of IRLCs and forward sale commitments					10,353	178,196
Mortgage platform revenue, net
Disaggregation of Revenue [Line Items]
Revenues	$ 13,444	$ 15,289	$ 39,832	$ 53,277	$ 61,328	$ 101,285